Other Current Assets	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Other Current Assets

D.11. Other current assets

An analysis of other current assets is set forth below:

(€ million)	2017	2016	2015
Taxes recoverable	832	1,034	1,006

Other receivables(a)	627	705	461

Prepaid expenses	336	333	300

Interest rate derivatives measured at fair value (see Note D.20.)	-	3	39

Currency derivatives measured at fair value (see Note D.20.)	133	105	59

Other current financial assets	77	31	13
Total	2,005	2,211	1,878

(a)	This line mainly comprises advance payments to suppliers. The 2016 figure also includes the impact of the transactions finalized in 2016 for which payments were received in January 2017.